SHARE CAPITAL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Chardan Capital Markets, LLC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Common sale purchase description

In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan.

Lorros-Greyse [Member] | Private Purchase Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Common stock purchase description

In November 2013, we signed a Common Stock Private Purchase Agreement, whereby Lorros-Greyse was committed to purchase up to $15 million of Nymox’s common shares over the twenty-four-month period beginning in November 2013, subject to the same terms and conditions as before.

Recevied on issuance of share under common stock	$ 6,400,000	$ 939,144
Issuance of share under common stock		648,466
2015 [Member] | Private Placements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Warrants issued	441,529
2014 [Member] | Private Placements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Warrants issued	107,000